Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	RBB FUND, INC.
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Feb. 28, 2017
Motley Fool Independence Fund | Investor Shares
Prospectus:
Trading Symbol	FOOLX
Motley Fool Independence Fund | Institutional Shares
Prospectus:
Trading Symbol	FOIIX
Motley Fool Great America Fund | Investor Shares
Prospectus:
Trading Symbol	TMFGX
Motley Fool Great America Fund | Institutional Shares
Prospectus:
Trading Symbol	FOGIX
Motley Fool Emerging Markets Fund | Investor Shares
Prospectus:
Trading Symbol	TMFEX
Motley Fool Emerging Markets Fund | Institutional Shares
Prospectus:
Trading Symbol	FOEIX